Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	22,429	21,759
Deferred financing costs	3,245	5,150
Other non-current assets	5,570	12,463
Derivative financial instruments, non-current portion	5,101	5,561
Tangible fixed assets	5,326,990	5,028,509
Vessels under construction	78,692	132,839
Right-of-use assets	200,905	203,437
Total non-current assets	5,652,443	5,419,229
Current assets
Trade and other receivables	37,966	36,223
Dividends receivable and other amounts due from related parties	884	1,259
Derivative financial instruments, current portion	472	534
Inventories	8,890	7,564
Prepayments and other current assets	14,825	24,685
Short-term investments	2,500
Cash and cash equivalents	232,054	367,269
Total current assets	297,591	437,534
Total assets	5,950,034	5,856,763
Equity
Preference shares	46	46
Share capital	954	954
Contributed surplus	745,262	759,822
Reserves	15,175	18,667
Treasury shares		(1,340)
Accumulated deficit	(79,630)	(132,780)
Equity attributable to owners of the Group	681,807	645,369
Non-controlling interests	984,347	951,768
Total equity	1,666,154	1,597,137
Current liabilities
Trade accounts payable	23,295	25,046
Ship management creditors	418	397
Amounts due to related parties	45	164
Derivative financial instruments, current portion	33,393	35,415
Other payables and accruals	148,119	143,057
Borrowings, current portion	555,775	245,626
Lease liability, current portion	9,950	9,644
Total current liabilities	770,995	459,349
Non-current liabilities
Derivative financial instruments, non-current portion	48,679	78,440
Borrowings, non-current portion	3,273,473	3,527,595
Lease liability, non-current portion	183,608	186,526
Other non-current liabilities	7,125	7,716
Total non-current liabilities	3,512,885	3,800,277
Total equity and liabilities	$ 5,950,034	$ 5,856,763